Accrued Occupancy Costs - 10K (Details) - USD ($) $ in Thousands	Jan. 07, 2024	Apr. 30, 2023	Apr. 24, 2022
Payables and Accruals [Abstract]
2025		$ 1,800
2026		220
Accrued Occupancy, Noncurrent	$ 280	$ 2,020	$ 5,311